OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

4OTHER CURRENT ASSETS

Other current assets consisted of the following:

	As of December 31,
	2016	2017

Rental and other deposits	30,136	23,866
Assets held for sale	18,531	18,531
Others	484	254

	49,151	42,651

Assets held for sale included property held for sale of RMB9,075 and IT equipment awaiting for sale of RMB9,456, for which the Company has entered into sale contracts with the customer.

Others mainly represented miscellaneous receivables due from employees.